Long Term Obligations (Detail) - Gross proceeds and issuance costs (USD $)	0 Months Ended	12 Months Ended
	May 27, 2011	Dec. 31, 2011
Allocated Fair Value	$ 30,550,000
Issuance Costs	(2,524,963)
Interest Expense	2,255,074	2,255,074
Net Allocation	30,280,111
Series A1 Convertible Preferred Stock [Member]
Allocated Fair Value	10,724,991
Issuance Costs	(886,422)
Interest Expense
Net Allocation	9,838,569
Convertible Preferred Stock [Member]
Allocated Fair Value	10,072,592
Issuance Costs	(832,502)
Interest Expense	2,255,074
Net Allocation	11,495,164
Warrant [Member]
Allocated Fair Value	9,752,417
Issuance Costs	(806,039)
Interest Expense
Net Allocation	$ 8,946,378